STOCKHOLDERS' DEFICIENCY: 2019 Omnibus Long-Term Incentive Plan (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
2019 Omnibus Long-Term Incentive Plan
Warrants Outstanding	0
Warrants Outstanding, Weighted Average Exercise Price	$ 0
Options or Warrants Issued	29,000,000
Options or Warrants Issued, Weighted Average Exercise Price	$ 0.10
Warrants Outstanding	29,000,000	0
Warrants Outstanding, Weighted Average Exercise Price	$ 0.10	$ 0
Executive Compensation
Warrants Outstanding	192,148,956	119,301,754
Warrants Outstanding, Weighted Average Exercise Price	$ 0.09	$ 0.09
Options or Warrants Issued	12,783,672	74,377,862
Options or Warrants Issued, Weighted Average Exercise Price	$ 0.10	$ 0.10
Warrants Outstanding	194,204,339	192,148,956
Warrants Outstanding, Weighted Average Exercise Price	$ 0.09	$ 0.09
Outstanding Options, Number	29,000,000
Outstanding Options, Average Weighted Remaining Contractual Life	9 years 10 months 17 days
Exercisable Options, Number	29,000,000
Exercisable Options, Weighted Average Exercise Price	$ 0.10
Executive Compensation | Option 1
Outstanding Options, Range	$ 0.10
Outstanding Options, Number	28,000,000
Outstanding Options, Average Weighted Remaining Contractual Life	9 years 10 months 17 days
Exercisable Options, Exercixe Price	$ 0.10
Exercisable Options, Number	28,000,000
Exercisable Options, Weighted Average Exercise Price	$ 0.10
Executive Compensation | Option 2
Outstanding Options, Range	$ 0.14
Outstanding Options, Number	1,000,000
Outstanding Options, Average Weighted Remaining Contractual Life	9 years 11 months 8 days
Exercisable Options, Exercixe Price	$ 0.14
Exercisable Options, Number	1,000,000
Exercisable Options, Weighted Average Exercise Price	$ 0.14